SHARE-BASED COMPENSATION - Share option valuation (Details) - ¥ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
Outstanding weighted average share options
SHARE-BASED COMPENSATION
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Contractual term (in years)	10 years	10 years	10 years	10 years
Outstanding weighted average share options | Minimum
SHARE-BASED COMPENSATION
Expected volatility	46.00%	34.00%	48.00%	44.00%
Risk free interest rate (per annum)	0.30%	0.00%	0.00%	1.60%
Exercise multiple	2.8	2.8	2.8	2.8
Outstanding weighted average share options | Maximum
SHARE-BASED COMPENSATION
Expected volatility	49.00%	68.00%	61.00%	45.00%
Risk free interest rate (per annum)	0.70%	2.40%	1.40%	1.90%
Exercise multiple	2.2	2.2	2.2	2.2
Non-vested restricted shares
Number of restricted stock
Unvested at the beginning of the period (in shares)	33,334	0	33,334	133,334
Granted (in shares)	50,066	606,570	275,850	151,655
Vested (in shares)	(50,066)	(606,570)	(309,184)	(184,988)
Forfeited (in shares)				66,667
Unvested the end of the period (in shares)	33,334	0	0	33,334
Weighted-average grant date fair value per share
Unvested at the beginning of the period (in dollars per share)	¥ 2.26		¥ 2.26	¥ 2.26
Granted (in dollars per share)	0.51	¥ 0.42	0.45	1.41
Vested (in dollars per share)	0.51	¥ 0.42	¥ 0.65	0.75
Forfeited (in dollars per share)				2.26
Unvested restricted common stock at the end of the period (in dollars per share)	¥ 2.26			¥ 2.26